Commitments - Purchase contracts (Details) $ in Thousands	Dec. 31, 2023 CAD ($)
Carbon Credits
Disclosure Of Commitment [Line Items]
Operating purchase contracts, measured at nominal value	$ 4,661
Energy acquisition
Disclosure Of Commitment [Line Items]
Operating purchase contracts, measured at nominal value	164
Not Later Than One Year Member | Carbon Credits
Disclosure Of Commitment [Line Items]
Operating purchase contracts, measured at nominal value	1,017
Not Later Than One Year Member | Energy acquisition
Disclosure Of Commitment [Line Items]
Operating purchase contracts, measured at nominal value	72
2 - 3 years | Carbon Credits
Disclosure Of Commitment [Line Items]
Operating purchase contracts, measured at nominal value	2,034
2 - 3 years | Energy acquisition
Disclosure Of Commitment [Line Items]
Operating purchase contracts, measured at nominal value	59
4-5 years | Carbon Credits
Disclosure Of Commitment [Line Items]
Operating purchase contracts, measured at nominal value	1,610
4-5 years | Energy acquisition
Disclosure Of Commitment [Line Items]
Operating purchase contracts, measured at nominal value	$ 33